Debt and other liabilities - Schedule of debt and other liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-term debt and other liabilities
Short-term debt (8.1)	$ 102,142,933
Short-term debt to related parties (8.2)	11,973	$ 5,102,211
Ordinary shares payable (8.3)	10,660,000	1,206,609
Convertible debt (8.4)	1,800,000	10,288,123
Short term convertible debt to related party (8.5)		95,309
Share-based payment liability (8.6)	1,400,000	1,400,000
Convertible promissory notes (8.7)	426,537	6,428,825
Advisors loans (8.8)		12,812,366
Long-term debt and other liabilities
Long-term debt (8.1)	50,092,029
Total short-term and long-term debt and other liabilities	$ 164,733,472	$ 37,333,443